Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

VIA EDGAR

March 16, 2022

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Volatility Shares Trust

Ladies and Gentlemen:

On behalf of Volatility Shares Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant’s registration statement on Form N-1A (the “Registration Statement”). The Registration Statement relates to Volatility Shares S&P 500 High Volatility Index ETF, a series of the Registrant.

If you have any questions please do not hesitate to contact Morrison C. Warren at (312) 845-3484.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP
Chapman and Cutler llp